Annual Total Returns - Class A	Sep. 30, 2020
Delaware Covered Call Strategy Fund
Bar Chart Table:
2017	10.94%
2018	(10.83%)
2019	21.65%
2020	(1.37%)
Delaware Equity Income Fund
Bar Chart Table:
2011	1.04%
2012	10.45%
2013	29.58%
2014	7.93%
2015	(1.50%)
2016	12.86%
2017	15.07%
2018	(8.73%)
2019	22.63%
2020	(0.38%)
Delaware Global Equity Fund
Bar Chart Table:
2011	(9.79%)
2012	16.05%
2013	25.94%
2014	4.35%
2015	2.20%
2016	1.26%
2017	23.73%
2018	(11.13%)
2019	21.55%
2020	7.70%
Delaware Growth and Income Fund
Bar Chart Table:
2011	1.64%
2012	16.79%
2013	37.08%
2014	7.21%
2015	(3.52%)
2016	9.43%
2017	18.09%
2018	(10.45%)
2019	25.15%
2020	(0.08%)
Delaware Hedged U.S. Equity Opportunities Fund
Bar Chart Table:
2017	12.26%
2018	(3.22%)
2019	21.86%
2020	15.64%
Delaware International Fund
Bar Chart Table:
2011	(0.32%)
2012	19.74%
2013	5.59%
2014	1.87%
2015	2.41%
2016	(4.87%)
2017	31.69%
2018	(12.79%)
2019	24.14%
2020	6.34%
Delaware Opportunity Fund
Bar Chart Table:
2011	(1.01%)
2012	18.68%
2013	43.83%
2014	5.71%
2015	(1.18%)
2016	7.87%
2017	18.67%
2018	(15.78%)
2019	29.50%
2020	0.08%
Delaware Premium Income Fund
Bar Chart Table:
2019	9.87%
2020	(1.66%)
Delaware Growth Equity Fund
Bar Chart Table:
2011	4.67%
2012	12.81%
2013	33.09%
2014	13.15%
2015	2.81%
2016	3.69%
2017	32.16%
2018	(3.95%)
2019	24.14%
2020	28.26%
Delaware Special Situations Fund
Bar Chart Table:
2011	1.52%
2012	9.33%
2013	29.97%
2014	5.71%
2015	(1.05%)
2016	15.59%
2017	17.68%
2018	(17.06%)
2019	19.84%
2020	(2.53%)
Delaware Total Return Fund
Bar Chart Table:
2011	3.57%
2012	12.91%
2013	20.15%
2014	5.60%
2015	(1.96%)
2016	6.32%
2017	11.65%
2018	(7.80%)
2019	18.78%
2020	2.33%
Delaware Floating Rate II Fund
Bar Chart Table:
2014	(0.92%)
2015	0.36%
2016	6.21%
2017	2.83%
2018	0.11%
2019	6.99%
2020	2.56%
Delaware Fund for Income
Bar Chart Table:
2011	5.25%
2012	13.11%
2013	6.22%
2014	0.56%
2015	(2.28%)
2016	10.91%
2017	6.41%
2018	(2.69%)
2019	12.56%
2020	6.84%
Delaware International Opportunities Bond Fund
Bar Chart Table:
2013	(3.50%)
2014	1.84%
2015	(9.68%)
2016	1.96%
2017	12.39%
2018	(6.26%)
2019	(0.38%)
2020	10.28%
Delaware Investment Grade Fund
Bar Chart Table:
2011	5.92%
2012	10.93%
2013	(1.25%)
2014	5.72%
2015	(0.85%)
2016	4.59%
2017	4.35%
2018	(2.42%)
2019	12.85%
2020	11.71%
Delaware Limited Duration Bond Fund
Bar Chart Table:
2015	none
2016	0.62%
2017	1.07%
2018	0.16%
2019	4.25%
2020	4.13%
Delaware Strategic Income II Fund
Bar Chart Table:
2014	2.13%
2015	(2.45%)
2016	5.56%
2017	4.50%
2018	(2.12%)
2019	8.26%
2020	8.75%